LONG-TERM INCENTIVE COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Number of options
Outstanding beginning balance, options	11,376,900
Granted, Options	800
Exercised, options	(1,668,100)
Forfeited or expired, options	(1,818,400)
Outstanding ending balance, options	7,891,200	11,376,900
Options vested and expected to vest, options	7,608,900
Options exercisable	6,230,400
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 43.93
Granted, weighted-average exercise price	$ 40.33
Exercised, weighted-average exercise price	$ 27.01
Forfeited or expired, Weighted-average exercise price	$ 51.19
Outstanding, Weighted-average exercise price, ending balance	$ 45.85	$ 43.93
Options vested and expected to vest, Weighted-average exercise price	$ 46.30
Options exercisable ,Weighted-average exercise price	$ 49.08
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years 3 months 7 days	5 years 7 months 2 days
Outstanding ,Weighted-average remaining contractual life ending balance	4 years 3 months 7 days	5 years 7 months 2 days
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 1 month 24 days
Options exercisable, Weighted-average remaining contractual life	3 years 4 months 28 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 28.0
Outstanding, Aggregate intrinsic value ending balance	69.0	28.0
Options vested and expected to vest, Aggregate Intrinsic Value	64.2
Options exercisable, Aggregate Intrinsic Value	$ 40.8